RELATED PARTIES (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fundacao Zerrenner [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership held by a related party	10.20%
Expenses incurred by a related party	R$ 308.8	R$ 279.4
Fundacao Zerrenner [member] | Active employees [member]
IfrsStatementLineItems [Line Items]
Expenses incurred by a related party	270.7	247.2
Fundacao Zerrenner [member] | Retirees [member]
IfrsStatementLineItems [Line Items]
Expenses incurred by a related party	38.1	32.2
Anheuser-Busch, Inc [member]
IfrsStatementLineItems [Line Items]
Transfers under licence agreements from entity, related party transactions	22.6	17.0	R$ 2.1
Transfers under licence agreements to entity, related party transactions	R$ 736.7	R$ 819.0	R$ 644.0